Annual Total Returns[BarChart] - Hartford Small Cap Value Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.46%)	15.74%	35.94%	4.75%	(6.36%)	17.79%	9.42%	(10.46%)	20.65%	3.98%